ACQUISITIONS (Narrative) (Details) - Vidazoo [Member] - USD ($) $ in Thousands	Oct. 04, 2021	Jun. 30, 2023	May 30, 2023
Business Acquisition [Line Items]
Total consideration	$ 90,038
Cash paid	35,000
Maximum contingent consideration for acquisition	$ 58,545
Earn out period	2 years 3 months
Estimated fair value of consideration in acquisition	$ 48,903	$ 41,054
Net working capital	$ 6,135
Additional overachievement earnout payment			$ 10,550
Fair value of the additional overachievement earnout payment		6,458
Estimated fair value of aggregate contingent consideration		$ 47,512